Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Debt securities [member] [4]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Available-for-Sale Securities, net of taxes [member]	Accumulated other comprehensive income (loss) on Available-for-Sale Securities, net of taxes [member] Debt securities [member]	Accumulated Other Comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Accumulated other comprehensive income on fair value through other comprehensive income securities net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares [member]	Preferred shares [member] Retained earnings [member]	Common shares [member]	Common shares [member] Retained earnings [member]
Balance at beginning of period at Oct. 31, 2017				$ 307	$ 23,700	$ 56		$ (182)	$ 3,465	$ (92)	$ (181)		$ 4,240		$ 13,032
Statement [LineItems]
Impact from adopting IFRS 9					99	(55)
Issued under the Stock Option Plan															48
Stock option expense, net of options exercised				(6)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	$ (595)	[1]						(595)
Unrealized (losses) on translation of net foreign operations	(1,090)								(1,090)
Gains (losses) on remeasurement of pension and other employee future benefit plans	72	[2]								72
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(74)	[3]									(74)
Net income attributable to bank shareholders	973				973
Repurchased for cancellation (Note 7)															(60)
Other				5
Unrealized gains on fair value through OCI securities arising during the period			$ (113)				$ (113)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	31	[5]						31
Unrealized gains on hedges of net foreign operations	131	[6]							131
Dividends														$ (45)		$ (600)
Reclassification to earnings of (gains) in the period	(13)	[7]				(13)
Common shares repurchased for cancellation (Note 7)					(234)
Balance at End of Period at Jan. 31, 2018	42,819			306	23,893	(125)		(746)	2,506	(20)	(255)	$ 1,360	4,240		13,020
Balance at beginning of period at Oct. 31, 2018	45,721			300	25,850	(315)		(1,074)	3,727	169	(205)		4,340		12,929
Statement [LineItems]
Issued under the Stock Option Plan															5
Stock option expense, net of options exercised				4
Gains (losses) on derivatives designated as cash flow hedges arising during the period	757	[1]						757
Unrealized (losses) on translation of net foreign operations	(25)								(25)
Gains (losses) on remeasurement of pension and other employee future benefit plans	(148)	[2]								(148)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	79	[3]									79
Net income attributable to bank shareholders	1,510				1,510
Repurchased for cancellation (Note 7)															(20)
Other				4
Unrealized gains on fair value through OCI securities arising during the period			$ 187				$ 187
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	37	[5]						37
Unrealized gains on hedges of net foreign operations	13	[6]							13
Dividends														$ (52)		$ (639)
Reclassification to earnings of (gains) in the period	(14)	[7]				(14)
Common shares repurchased for cancellation (Note 7)					(70)
Balance at End of Period at Jan. 31, 2019	$ 47,349			$ 308	$ 26,599	$ (142)		$ (280)	$ 3,715	$ 21	$ (126)	$ 3,188	$ 4,340		$ 12,914

[1]	Net of income tax (provision) recovery of $(274) million, $114 million, $201 million for the three months ended.
[2]	Net of income tax (provision) recovery of $54 million, $23 million, $(50) million for the three months ended.
[3]	Net of income tax (provision) recovery of $(29) million, $7 million, $26 million for the three months ended.
[4]	Net of income tax (provision) recovery of $(61) million, $22 million, $24 million for the three months ended.
[5]	Net of income tax (recovery) of $(13) million, $(43) million, $(11) million for the three months ended.
[6]	Net of income tax (provision) recovery of $(5) million, $22 million, $(47) million for the three months ended.
[7]	Net of income tax provision of $5 million, $8 million, $4 million for the three months ended.